Business Combinations - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Business combination, acquisition related cost	$ 0
Payments to acquire businesses, gross	$ 0	$ 0	$ 424,722
SafetyPay [Member]
Business Acquisition [Line Items]
Business combination, revenues			31,408
Business combination, earnings			21,325
Business combination, acquisition related cost			13,863
Restructuring and other cost			9,319
International Card Services ("ICS"), Orbis Ventures S.A.C. ("PagoEfectivo"), and ViaFintech [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross			449,790
Consideration paid			$ 449,790